Taxes - Components of Income Tax Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Income Taxes [line items]
Current tax expense		$ 18,690	$ 11,652	$ 10,480
Deferred tax expense (income):
Origination and reversal of temporary differences		(5,824)	127	491
(Recognition) of tax losses, net		1,994	(1,201)	(927)
Change in the statutory rate		(41)	(102)	125
Total deferred tax income expense		(3,871)	(1,176)	(311)
Total income taxes	$ 745	14,819	$ 10,476	$ 10,169
Mexico [member]
Disclosure Of Income Taxes [line items]
Current tax expense		5,500
Deferred tax expense (income):
Total income taxes		8,754
Penalties on income tax		3,253
Restatement effects on income tax		$ 868